Schedule II - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Jun. 11, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCING ACTIVITIES:
Net proceeds from the issuance of preferred shares			$ 0	$ 0	$ 495,357
Dividends on preferred shares			(35,700)	(35,914)	(12,133)
Repurchase of shares	$ (4,200)	$ (26,000)	(26,006)	0	0
Repayment of loans			(679,000)	(742,574)	(914,319)
Receipt of loans			858,512	1,070,502	1,132,507
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH			540,540	73,193	(230,252)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	1,373,116		971,349	901,996	1,166,116
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR		1,373,116	1,373,116	971,349	901,996
Enstar Group Limited
OPERATING ACTIVITIES:
Net cash flows provided by (used in) operating activities			117,220	(128,462)	(128,382)
INVESTING ACTIVITIES:
Dividends and return of capital from subsidiaries			44,000	65,500	101,000
Contributions to subsidiaries			(26,000)	(240,382)	(660,339)
Net cash flows used in investing activities			18,000	(174,882)	(559,339)
FINANCING ACTIVITIES:
Net proceeds from the issuance of preferred shares			0	0	495,357
Dividends on preferred shares			(35,700)	(35,914)	(12,133)
Repurchase of shares			(26,006)	0	0
Repayment of loans			(449,210)	(219,000)	(898,633)
Receipt of loans			379,000	547,613	1,115,885
Net cash flows provided by financing activities			(131,916)	292,699	700,476
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH			3,304	(10,645)	12,755
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	$ 7,872		4,568	15,213	2,458
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR		$ 7,872	$ 7,872	$ 4,568	$ 15,213